FAIR VALUE DISCLOSURES - Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Investment securities held-to-maturity	$ 98,420	$ 131,687
Other investments	102,971	133,198
Loans held for sale	29,500	41,100
Interest Receivable	29,457	37,700
Deposits
Noninterest-bearing	4,185,572	3,763,709
Savings	4,157,374	3,680,774
Time	1,330,263	1,872,733
Deposits	12,871,954	12,232,003
Impaired Commercial And Commercial Real Estate Loans Member
Deposits
Principal Amount of Commercial and Commercial Real Estate Loans	28,800	45,300
Allowance for Loan and Lease Losses, Real Estate	9,700	13,500
Carrying value
Financial assets
Cash and short-term investments	434,842	251,359
Investment securities held-to-maturity	98,420	131,687
Other investments	102,971	133,198
Loans and leases	9,156,307	9,725,291
Interest Receivable	44,627	50,903
Deposits
Deposits	12,871,954	12,232,003
Short-term borrowings	296,203	166,594
Long-term debt	409,832	776,202
Interest Payable	4,498	6,240
Fair value
Financial assets
Cash and short-term investments	434,842	251,359
Investment securities held-to-maturity	99,898	136,698
Other investments	102,971	133,198
Loans and leases	9,172,111	9,743,497
Interest Receivable	44,627	50,903
Deposits
Deposits	12,869,567	12,238,058
Short-term borrowings	296,203	166,594
Long-term debt	411,569	774,674
Interest Payable	4,498	6,240
Fair Value, Inputs, Level 1 [Member] | Fair value
Financial assets
Cash and short-term investments	434,842	251,359
Investment securities held-to-maturity	0	0
Other investments	1,331	837
Loans and leases	0	0
Interest Receivable	0	0
Deposits
Deposits	0	0
Short-term borrowings	296,203	166,594
Long-term debt	0	0
Interest Payable	0	14
Fair Value, Inputs, Level 2 [Member] | Fair value
Financial assets
Cash and short-term investments	0	0
Investment securities held-to-maturity	99,898	136,698
Other investments	92,025	122,953
Loans and leases	0	0
Interest Receivable	15,170	13,221
Deposits
Deposits	12,869,567	12,238,058
Short-term borrowings	0	0
Long-term debt	411,569	774,674
Interest Payable	4,498	6,226
Fair Value, Inputs, Level 3 [Member] | Fair value
Financial assets
Cash and short-term investments	0	0
Investment securities held-to-maturity	0	0
Other investments	9,615	9,408
Loans and leases	9,172,111	9,743,497
Interest Receivable		37,682
Deposits
Deposits	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Interest Payable	$ 0	$ 0